Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
ROU assets obtained in exchange for new operating lease liabilities	$ 7,833	$ 3,571	$ 14,866	$ 48,807
ROU assets obtained in exchange for finance lease liabilities	$ 14,023	$ 0	$ 16,039	$ 0